Note 8 - Income Taxes - Summary of Income Tax Contingencies 1 (Details) - Pieris Pharmaceuticals, Inc. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Unrecognized tax benefits	$ 5,363
Decrease as a result of a lapse of the applicable statute of limitations	(5,363)
Unrecognized tax benefits	$ 0